Supplementary Financial Statement Information (Details) - Schedule of Financial Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Foreign currencies exchange gain, net	$ 197	$ 763	$ 792
Interest on short term deposits	405	2
Finance income	602	765	792
Financial expenses
Bank commissions	(10)	(11)	(16)
Interest on long term loans and lease liability	(45)	(48)	(53)
Financial expenses	(55)	(59)	(69)
Financial income,, net	$ 547	$ 706	$ 723